Trade and Other Receivables - Summary of Changes in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of year	$ 13,180	$ 13,256
Adjustment implementation IFRS 9	(216)
Bad debt expense	4,526	4,363
Write-off against the allowance	(5,060)	(4,439)
Balance at end of year	$ 12,430	$ 13,180